The Company and Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details)		3 Months Ended		9 Months Ended
	Oct. 23, 2025	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Sep. 30, 2025 shares	Sep. 30, 2024 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		18,159,314	1,232,126	33,607,556	15,362,925
Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stockholders' equity note, stock split, conversion ratio	3
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		9,421,526	140,688	30,269,843	7,963,212
Potential shares from Pre-Paid Advance
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		5,663,743	0	0	3,375,660
Merger consideration earnout shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		2,000,000	0	2,000,000	3,000,000
Potential shares from Cable Car Loan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		250,000	0
Potential shares from convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		84,400	236,871	88,402	83,408
Contingently issuable shares to GigCapital5 stockholders
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		0	437,964
Options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		739,645	416,603	1,249,311	690,645